Derivatives (Details 2) In Millions, unless otherwise specified		1 Months Ended						1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Fixed rate Eurobond Due 2014 EUR (€)	Oct. 31, 2008 Floating rate Medium-term note which matured in 2011	Nov. 30, 2006 Fixed rate note which matured in November 2009	Jul. 31, 2007 Eurobond 750 Million Euros Issued July2007	Dec. 31, 2012 Eurobond 750 Million Euros Issued July2007 USD ($)	Aug. 31, 2010 Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2012 Fair value hedges Interest rate swap contracts USD ($)	Jul. 31, 2007 Fair value hedges Interest rate swap contracts Fixed rate Eurobond Due 2014 EUR (€)	Aug. 31, 2010 Fair value hedges Interest rate swap contracts Fixed rate Eurobond Due 2014 EUR (€)	Oct. 31, 2008 Fair value hedges Interest rate swap contracts Floating rate Medium-term note which matured in 2011 USD ($) Derivative	Dec. 31, 2012 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2012 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)
Derivatives in Cash Flow Hedging Relationships
Notional amount, interest rate swaps designated as fair value hedges							$ 342	€ 400		$ 800
Term of debt instrument		3 years	3 years	7 years				7 years		3 years
Face amount	775				1,017			750		800
Termination of notional amount of fixed-to-floating interest rate swap						150			150
Gain (loss) on termination of fixed-to-floating interest rate swap will be amortized over this debt's remaining life									18
Number of fixed-to-floating interest rate swaps										2
Interest rate, stated percentage (as a percent)		4.50%		5.00%						4.50%
Gain (Loss) on Derivative Recognized in income											(5)	(10)	(16)	(5)	(10)	(16)
Gain (Loss) on Hedged Item Recognized in Income											$ 5	$ 10	$ 16	$ 5	$ 10	$ 16